Note 19 - Fair Value of Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
(dollars in thousands)	Carrying	Estimated	Level
	Amount	Fair Value	1	2	3
December 31, 2019
Assets
Cash and short-term investments	$104,092	$104,092	$104,092	$-	$-
Investment securities available for sale	347,332	347,332	-	345,310	2,022
Federal Home Loan Bank stock	4,288	4,288	-	4,288	-
Loans held for sale	10,076	10,076	-	10,076	-
Loans, net	961,696	938,475	-	-	938,475

Liabilities
Deposits	1,293,742	1,294,506	-	1,294,506	-
Subordinated debentures	24,229	24,229	-	24,229	-
Other borrowed money	61,563	60,585	-	60,585	-

December 31, 2018
Assets
Cash and short-term investments	$60,156	$60,156	$60,156	$-	$-
Investment securities available for sale	353,066	353,066	-	351,057	2,009
Federal Home Loan Bank stock	2,978	2,978	-	2,978	-
Loans, net	774,249	769,809	-	-	769,809

Liabilities
Deposits	1,085,125	1,086,503	-	1,086,503	-
Subordinated debentures	24,229	24,229	-	24,229	-
Other borrowed money	44,000	44,032	-	44,032	-

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
(dollars in thousands)		Fair Value Measurements at Reporting Date Using
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2019

Recurring
Securities available for sale
State, county and municipal securities	$5,115	$-	$5,115	$-
Corporate debt securities	2,806	-	784	2,022
Mortgage-backed securities	339,411	-	339,411	-
Total available for sale securities	$347,332	$-	$345,310	$2,022

Nonrecurring
Impaired loans	$5,985	$-	$-	$5,985
Other real estate	$1,320	$-	$-	$1,320

December 31, 2018

Recurring
Securities available for sale
State, county and municipal securities	$3,989	$-	$3,989	$-
Corporate debt securities	2,872	-	863	2,009
Mortgage-backed securities	346,205	-	346,205	-
Total available for sale securities	$353,066	$-	$351,057	$2,009

Nonrecurring
Impaired loans	$3,352	$-	$-	$3,352
Other real estate	$1,841	$-	$-	$1,841

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
		Valuation	Unobservable	Range
(dollars in thousands)	December 31, 2019	Techniques	Inputs	Weighted Avg

Impaired Loans	$5,985	Appraised Value	Discounts to reflect current market conditions, ultimate collectability, and estimated costs to sell	0%	-	20%

Other Real Estate	$1,320	Appraised Value/ Comparable Sales	Discounts to reflect current market conditions and estimated costs to sell	0%	-	20%
		Valuation	Unobservable	Range
	December 31, 2018	Techniques	Inputs	Weighted Avg

Impaired Loans	$3,352	Appraised Value	Discounts to reflect current market conditions, ultimate collectability, and estimated costs to sell	0%	-	20%

Other Real Estate	$1,841	Appraised Value/ Comparable Sales	Discounts to reflect current market conditions and estimated costs to sell	0%	-	20%

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Available for Sale Securities
(dollars in thousands)	2019	2018

Beginning balance	$2,009	$2,068
Sales	-	-
Paydowns	-	-
Accretion (amortization) of discounts and premiums	(18)	(18)
Unrealized gains (loss) included in other comprehensive income (loss)	31	(41)
Ending balance	$2,022	$2,009

Fair Value, Inputs, Level 3 [Member]
Notes Tables
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	December 31, 2019
(dollars in thousands)	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

Corporate debt securities	$2,022	Discounted Cash Flow	Discount Rate or Yield	N/A*
	December 31, 2018
		Valuation	Unobservable	Range
(dollars in thousands)	Fair Value	Techniques	Inputs	(Weighted Avg)

Corporate debt securities	$2,009	Discounted Cash Flow	Discount Rate or Yield	N/A*